DECHERT LLP
1900 K STREET, N.W.
WASHINGTON, D.C. 20006
(202) 261-3300

December 24, 2013

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:          Brown Advisory Funds
File Nos. 333-181202 and 811-22708

Ladies and Gentlemen:

Enclosed for filing on behalf of Brown Advisory Funds (the “Trust”), pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A which is being filed with respect to the Trust’s investment series the Brown Advisory Mortgage Securities Fund (the “Fund”).

This filing is being made for the purposes of: (1) incorporating comments received from the Staff of the SEC on Post-Effective Amendment No. 11 to the Registration Statement which was made with respect to the Fund on October 11, 2013; (2) filing certain required exhibits to the Registration Statement; and (3) making such non-material and updating changes as the Trust deems necessary and appropriate in order to update the disclosure in the Registration Statement.

The Registrant has indicated on the cover page of the filing that the filing is to become effective on December 26, 2013 pursuant to Rule 485(b).

We hereby represent on behalf of the Trust that this Post-Effective Amendment No. 17 does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Please do not hesitate to contact the undersigned at (202) 261-3364 or Stephen T. Cohen at (202) 261-3304 if you have any questions or comments regarding this filing.

Very truly yours,

/s/ Patrick W.D. Turley